10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	$ 6,842	$ 5,608	$ 8,390
Other operating expenses	(7,526)	(3,892)	(3,896)
Provision for contingencies
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(1,320)	(765)	(962)
Decrease in property, plant and equipment
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(217)	(38)	(109)
Allowance for uncollectible tax credits
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(1)	(27)	(61)
Tax on bank transactions
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(1,136)	(1,035)	(929)
Other expenses FOCEDE
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	0	0	(31)
Cost for services provided to third parties
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(57)	(62)	(68)
Compensation agreements
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	0	(80)	(230)
Donations and contributions
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(82)	(62)	(37)
Institutional relationships
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(114)	(105)	(92)
Extraordinary Canon
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(117)	(511)	(774)
Contingent consideration
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	0	(304)	0
Onerous contract (Ship or pay)
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(265)	(142)	0
Tax contingencies in Ecuador
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(2,605)	0	0
Other
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(1,612)	(761)	(603)
Compensation for transaction agreement in Ecuador
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	3,721	0	0
Recovery of doubtful accounts
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	7	154	162
Surplus Gas Injection Compensation
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	866	3,820	4,117
Commissions on municipal tax collections
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	77	52	44
Services to third parties
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	503	313	230
Profit for property, plant and equipment sale
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	118	7	192
Dividends received
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	29	56	13
Recognition of income - provisional remedies Note MEyM No 2016-04484723
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	0	0	2,074
Income recognition on account of the RTI - SE Res. No. 32/15
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	0	0	958
Higher costs recognition - SE Res. No. 250/13 and subsequent Notes
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	0	0	185
Onerous contract (Ship or pay)
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	0	0	317
Reversal of contingencies provision
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	140	915	11
Other
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	$ 1,381	$ 291	$ 87